Annual Fund Operating Expenses	Dec. 31, 2023
Bond Plus Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Bond Plus Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.05%	[1]
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	0.65%
Bond Plus Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%	[1]
Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	0.45%
Large-Cap Plus Bond Alpha Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Large-Cap Plus Bond Alpha Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.03%	[3]
Expenses (as a percentage of Assets)	0.68%
Fee Waiver or Reimbursement	(0.05%)	[4]
Net Expenses (as a percentage of Assets)	0.63%
Large-Cap Plus Bond Alpha Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%	[3]
Expenses (as a percentage of Assets)	0.48%
Fee Waiver or Reimbursement	(0.05%)	[4]
Net Expenses (as a percentage of Assets)	0.43%
QQQ Plus Bond Alpha Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
QQQ Plus Bond Alpha Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.36%	[5]
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.35%)	[6],[7]
Net Expenses (as a percentage of Assets)	0.66%
QQQ Plus Bond Alpha Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.36%	[5]
Expenses (as a percentage of Assets)	0.81%
Fee Waiver or Reimbursement	(0.35%)	[6],[7]
Net Expenses (as a percentage of Assets)	0.46%
Small-Cap Plus Bond Alpha Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Small-Cap Plus Bond Alpha Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.08%	[8]
Expenses (as a percentage of Assets)	0.73%
Fee Waiver or Reimbursement	(0.05%)	[9]
Net Expenses (as a percentage of Assets)	0.68%
Small-Cap Plus Bond Alpha Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%	[8]
Expenses (as a percentage of Assets)	0.53%
Fee Waiver or Reimbursement	(0.05%)	[9]
Net Expenses (as a percentage of Assets)	0.48%
International Equity Plus Bond Alpha Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
International Equity Plus Bond Alpha Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.05%	[10]
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	(0.05%)	[11]
Net Expenses (as a percentage of Assets)	0.65%
International Equity Plus Bond Alpha Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%	[10]
Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement	(0.05%)	[11]
Net Expenses (as a percentage of Assets)	0.45%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.
[3]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[4]	The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.
[5]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[6]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.10% through April 30, 2026. This agreement will automatically renew for successive one-year terms unless the investment adviser provides written notice of the termination of the agreement at least 10 days prior to the beginning of the next one-year term. Prior to the renewal period, the investment adviser may not terminate this agreement without the approval of the Board of Trustees. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap.
[7]	The investment adviser has agreed to waive 0.09% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.
[8]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[9]	The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.
[10]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[11]	The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.